SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Current Assets:
Cash and cash equivalents	$ 9,990,561		$ 21,925,322
Accounts receivable and contract assets, net	7,928,584		15,247
Loans receivable, net - current	0		0
Prepayments and other assets	2,052,286		887,960
Other receivables			20,000,000
TOTAL CURRENT ASSETS	20,870,986		50,624,351
Property and equipment, net	36,308		55,433
TOTAL ASSETS	20,907,294		50,679,784	$ 50,679,784
Current Liabilities
Accrued expenses and other current liabilities	1,182,378		1,069,049
TOTAL CURRENT LIABILITIES	10,977,240		38,394,202
TOTAL LIABILITIES	10,977,240		38,394,202
Net revenues	11,872,421	$ 245,924
Net income (loss)	826,436	(8,916,114)
Net cash provided by (used in) operating activities	(1,334,116)	824,655
Net cash provided by (used in) investing activities	20,000,000	(10,109,401)
Net cash provided by (used in) financing activities	(27,513,849)	9,340,265
Consolidated VIEs
Current Assets:
Cash and cash equivalents	674,477		2,394,869
Accounts receivable and contract assets, net	14,352		15,247
Prepayments and other assets	48,334		55,864
Amounts due from related parties	25,361,539		27,139,795
TOTAL CURRENT ASSETS	26,098,702		29,605,775
Property and equipment, net	35,449		53,888
TOTAL ASSETS	26,134,151		29,659,663
Current Liabilities
Accrued expenses and other current liabilities	62,484		77,296
Taxes payable	(14,440)		11,909
TOTAL CURRENT LIABILITIES	48,044		89,205
TOTAL LIABILITIES	48,044		$ 89,205
Net revenues	17,710	245,923
Net income (loss)	(281,150)	(5,912,807)
Net cash provided by (used in) operating activities	(295,448)	3,329,978
Net cash provided by (used in) investing activities		35,879
Net cash provided by (used in) financing activities	$ (1,263,206)	$ (12,883,899)